PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

13. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2013	2014
	RMB	RMB
Buildings	632,996,431	674,404,784
Machinery and equipment	3,412,945,731	3,587,003,598
Motor vehicles	24,519,713	31,996,742
Furniture, fixture and office equipment	48,993,283	70,296,117
	4,119,455,158	4,363,701,241
Less: Accumulated depreciation	(1,024,205,575)	(1,354,103,750)
Less: Impairment	(33,632,696)	(37,759,828)
Subtotal	3,061,616,887	2,971,837,663
Construction in progress	125,381,063	129,957,509
Property, plant and equipment, net	3,186,997,950	3,101,795,172

Depreciation expenses were RMB323,152,636 , RMB328,311,127 and RMB348,022,445 for the years ended December 31, 2012, 2013 and 2014, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

In the years ended December 31, 2012, 2013 and 2014, the Group recorded impairment of RMB65,476,299 , RMB3,573,248 and RMB6,217,151 related to the retirement of certain equipment in the wafer and cell production line that had become obsolete.

As of December 31, 2014, certain property, plant and equipment with net book value amounting of RMB1,788,436,155 are pledged as collateral for the Group's borrowings (Note 20).